Inventories	6 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
6.	Inventories

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Raw materials	5,964,255	5,482,480	1,351,697
Work-in-progress	194,452	574,802	141,716
Finished goods	2,232,202	2,111,432	520,570
Goods-in-transit	790,199	717,756	176,962
Packaging materials	31,752	44,963	11,085
	9,212,860	8,931,433	2,202,030